Revenue (Details) - Schedule of Revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Breakdown of revenue by geography
Total	$ 5,356	$ 3,096
In-Ear Headset systems [Member]
Breakdown of revenue by geography
Revenue	3,389	2,143
SST Headset systems [Member]
Breakdown of revenue by geography
Revenue	1,655	678
Other [Member]
Breakdown of revenue by geography
Revenue	312	275
Israel [Member]
Breakdown of revenue by geography
Revenue	3,613	1,260
Europe [Member]
Breakdown of revenue by geography
Revenue	242	78
Asia [Member]
Breakdown of revenue by geography
Revenue	943	1,015
USA [Member]
Breakdown of revenue by geography
Revenue	558	623
Other [Member]
Breakdown of revenue by geography
Revenue		$ 120